Exhibit 99.1

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	51
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 6, 2010
Closing Date:	August 26, 2010

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:	$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%	September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%	March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%	April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%	March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$74,372,695.80	0.3406903	$65,463,476.79	0.2998785	$8,909,219.01
Total Securities	$74,372,695.80	0.0634959	$65,463,476.79	0.0558896	$8,909,219.01

Weighted Avg. Coupon (WAC)	4.81%		4.85%
Weighted Avg. Remaining Maturity (WARM)	16.34		15.65
Pool Receivables Balance	$102,132,988.84		$93,010,235.06
Remaining Number of Receivables	23,510		22,852

Adjusted Pool Balance	$100,489,749.70		$91,580,530.69

III. COLLECTIONS

Principal:
Principal Collections	$8,996,443.10
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$158,845.98
Total Principal Collections	$9,155,289.08

Interest:
Interest Collections	$392,371.88
Late Fees & Other Charges	$23,218.17
Interest on Repurchase Principal	$-
Total Interest Collections	$415,590.05

Collection Account Interest	$524.29
Reserve Account Interest	$386.07
Servicer Advances	$-

Total Collections	$9,571,789.49

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	51
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$9,571,789.49
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$9,571,789.49

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$85,110.82		$85,110.82	$85,110.82
Collection Account Interest					$524.29
Late Fees & Other Charges					$23,218.17
Total due to Servicer					$108,853.28

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$101,022.91		$101,022.91

Total Interest:		$101,022.91		$101,022.91	$101,022.91

Available Funds Remaining:					$9,361,913.30

3. Regular Principal Distribution Amount:					$8,909,219.01

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$8,909,219.01
Class A Notes Total:		$8,909,219.01		$8,909,219.01
Total Noteholders Principal				$8,909,219.01

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					452,694.29

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,643,239.14
Beginning Period Amount	$1,643,239.14
Current Period Amortization	$213,534.77
Ending Period Required Amount	$1,429,704.37
Ending Period Amount	$1,429,704.37
Next Distribution Date Amount	$1,233,792.52

Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	51
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool	25.99%	28.52%	28.52%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.15%	22,429	96.99%	$90,210,510.00
30 - 60 Days	1.41%	323	2.34%	$2,178,628.60
61 - 90 Days	0.38%	87	0.57%	$529,061.45
91 + Days	0.06%	13	0.10%	$92,035.01
		22,852		$93,010,235.06
Total
Delinquent Receivables 61 + days past due	0.44%	100	0.67%	$621,096.46
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	83	0.59%	$605,251.59
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.40%	98	0.63%	$710,831.51
Three-Month Average Delinquency Ratio	0.40%		0.63%

Repossession in Current Period		12		$105,071.45
Repossession Inventory		23		$73,171.74

Charge-Offs
Gross Principal of Charge-Off for Current Period				$126,310.68
Recoveries				$(158,845.98)
Net Charge-offs for Current Period				$(32,535.30)

Beginning Pool Balance for Current Period				$102,132,988.84

Net Loss Ratio				-0.38%
Net Loss Ratio for 1st Preceding Collection Period				-0.59%
Net Loss Ratio for 2nd Preceding Collection Period				-0.03%
Three-Month Average Net Loss Ratio for Current Period				-0.33%

Cumulative Net Losses for All Periods				$8,423,386.42
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$392,829.54
Number of Extensions				57